UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22899

CG Funds Trust
 (Exact name of registrant as specified in charter)

805 Third Avenue, Suite 1120
New York, NY  10022
  (Address of principal executive offices) (Zip code)

Robert P. Morse, President & Chief Executive Officer
CG Funds Trust
805 Third Avenue, Suite 1120
New York, NY  10022
  (Name and address of agent for service)

(646)-568-4082
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2016

Date of reporting period:  April 30, 2016

Item 1. Report to Stockholders.

CG Funds Trust

CG
Core Balanced Fund

Institutional Class: CGBNX

SEMI-ANNUAL REPORT
APRIL 30, 2016

CG CORE BALANCED FUND
SHAREHOLDER LETTER

Dear Shareholder:

The Fund’s portfolio has done relatively well with selections that are sound and at varying stages of reward. The returns were -6.42% for the six months and +4.48% for the three months ended April 30, 2016.

The five best performing stocks for the six months ended April 30, 2016 were: Silicon Motion Technology Corporation +21.3%, Facebook, Inc. Class A +15.3%, Cummins Inc. +13.1%, NuVasive, Inc. +12.3% and Johnson & Johnson +10.9%.

The comments we have found most interesting are in the framework of the historical reality that markets predict twice as many recessions as actually occur.  We believe we are likely in such a misleading market period once again with crying pundits and wringing of hands.  We see no such condition or facts, only an understandable “wall of worry” in an election year.

The wall of worry has been either generated or aggravated by the absence of a sensible, steady hand on the Federal Reserve monetary spigot.  The spigot is there but turned on and off rapidly so it causes marginal liquidity fluctuations at best.  For instance, since about February 11th the Fed expanded bank reserves about $3-4 billion per week.  However, over the course of the past 12 months no new bank reserve credit was allowed.  We honestly do not understand what the Federal Reserve tinkering is trying to achieve.  For really good quality economic growth consistently moderate expansion of bank reserve credit is more than helpful to business and markets, and is the cornerstone of low inflation growth.

Macro observations aside, we see the clear potential for solid and steady growth with new directions in innovative reality rather than political utopia.

In our opinion we are invested in extraordinary opportunities, some driven by cyclical expansion and better management and some by new and developing industries such as in the mobile digital media and ultimately artificial intelligence areas. New methods of verification and funds transfer are going through significant changes, as are areas of life science, that flourish over extended periods of time.

Should you have any questions please do not hesitate to call us.

June 8, 2016

Sincerely,

Robert P. Morse
President

CG CORE BALANCED FUND
SHAREHOLDER LETTER (continued)

Past performance is not a guarantee of future results.

This report must be preceded or accompanied by a Prospectus.

Opinions expressed as those of the Fund, are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Investments in small-and mid-cap companies involve additional risks such as limited liquidity and greater volatility than larger companies. Investments in ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

For a complete list of fund holdings please refer to the Schedule of Investments included in this report.

The CG Core Balanced Fund is distributed by Quasar Distributors, LLC.

CG CORE BALANCED FUND
SCHEDULE OF INVESTMENTS
April 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS – 88.6%

Aerospace – 5.6%
Boeing Co.	500	$67,400
L-3 Communications
Holdings, Inc.	450	59,188
Lockheed Martin Corp.	250	58,095
		184,683
Airlines – 2.8%
Alaska Air Group, Inc.	700	49,301
Delta Air Lines, Inc.	1,000	41,670
		90,971
Application Software – 2.0%
Adobe Systems, Inc. (a)	700	65,954

Beverages – 2.0%
Monster Beverage Corp. (a)	450	64,899

Biotechnology – 8.1%
Agilent Technologies, Inc.	300	12,276
Celgene Corp. (a)	600	62,046
Gilead Sciences, Inc.	400	35,284
Jazz Pharmaceuticals (a)(b)	300	45,210
Ligand Pharmaceuticals, Inc. (a)	200	24,174
Regeneron
Pharmaceuticals, Inc. (a)	150	56,507
United Therapeutics Corp. (a)	300	31,560
		267,057
Building & Construction – 0.9%
D.R. Horton, Inc.	1000	30,060

Building Products – 1.7%
A.O. Smith Corp.	700	54,054

Chemicals – 3.3%
Dow Chemical Co.	500	26,305
LyondellBasell
Industries NV – Class A (b)	1,000	82,670
		108,975
Construction Materials – 1.6%
Martin Marietta Materials, Inc.	300	50,769

Drugs – 3.9%
Allergan (a)(b)	100	21,656
Bristol-Myers Squibb Co.	1,000	72,180
Pfizer, Inc.	1,000	32,710
		126,546
Energy – 1.5%
EOG Resources, Inc.	600	49,572

Energy Equipment
& Services – 0.7%
Schlumberger Ltd.	300	24,102

Financial Services – 2.8%
American Express Co.	500	32,715
Intercontinental Exchange, Inc.	250	60,007
		92,722
Forest Products – 2.0%
Weyerhaeuser Co. – REIT	2,000	64,240

Health Care Services – 4.8%
CVS Health Corp.	500	50,250
Johnson & Johnson	400	44,832
NuVasive, Inc. (a)	1,200	63,528
		158,610
Household Products – 1.5%
Procter & Gamble Co.	600	48,072

Industrial Conglomerates – 3.0%
3M Co.	400	66,952
General Electric Co.	1,000	30,750
		97,702
Internet Software
& Services – 8.8%
Alphabet, Inc. – Class A (a)	60	42,473
Amazon.com, Inc. (a)	120	79,151
Facebook, Inc. – Class A (a)	500	58,790
Fiserv, Inc. (a)	500	48,860
PayPal Holdings, Inc. (a)	1,500	58,770
		288,044
Leisure – 2.0%
Las Vegas Sands Corp.	400	18,060
Norwegian Cruise Line
Holdings, Ltd. (a)(b)	1,000	48,890
		66,950
Machinery – 3.2%
Caterpillar, Inc.	600	46,632
Cummins, Inc.	500	58,515
		105,147
Media – 1.0%
AMC Networks, Inc. – Class A (a)	500	32,615

Rental & Leasing Services – 2.0%
United Rentals, Inc. (a)	1,000	66,930

The accompanying notes are an integral part of these financial statements.

CG CORE BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
April 30, 2016 (Unaudited)

	Shares	Value

COMMON STOCKS – 88.6% (continued)

Retail – 8.5%
Coach, Inc.	1,000	$40,270
Home Depot, Inc.	300	40,167
lululemon Athletica, Inc. (a)	500	32,775
Nike, Inc. – Class B	800	47,152
O’Reilly Automotive, Inc. (a)	100	26,268
Starbucks Corp.	400	22,492
TJX Companies, Inc.	500	37,910
VF Corp.	500	31,525
		278,559
Semiconductors – 11.2%
Intel Corp.	2,000	60,560
Micron Technology, Inc. (a)	3,500	37,625
NXP Semiconductors NV (a)(b)	1,000	85,280
Silicon Motion Technology
Corp. – ADR (b)	3,000	115,650
Texas Instruments, Inc.	1,200	68,448

		367,563

Transportation – 3.7%
Expeditors International of
Washington, Inc.	1,200	59,532
United Parcel Service,
Inc. – Class B	600	63,042
		122,574
TOTAL COMMON STOCKS
(Cost $2,778,669)		$2,907,370

FIXED INCOME – 9.0%

PREFERRED STOCKS – 4.6%

Financial Services – 2.3%
HSBC Holdings PLC,
Series A, 6.200% (b)	2,000	51,820
JPMorgan Chase & Co.,
Series T, 6.700%	800	22,104
		73,924
Insurance – 2.3%
Aegon NV, 6.375% (b)	2,000	51,440
PartnerRe Ltd.,
Series D, 6.500% (b)	1,000	25,480
		76,920
TOTAL PREFERRED STOCKS
(Cost $146,050)		$150,844

	Principal
	Amount
CORPORATE BOND – 3.0%
Metlife, Inc., Series C
5.250%, 12/29/2049
TOTAL CORPORATE BOND
(Cost $99,438)	$100,000	$97,620

	Shares
CLOSED-END FUND – 1.4%
Eaton Vance Floating
Rate Income Trust
TOTAL CLOSED-END FUND
(Cost $48,742)	3,500	$46,095
TOTAL FIXED INCOME
(Cost $294,230)		$294,559

SHORT TERM INVESTMENT – 0.2%
First American Prime Obligations
Fund, Class Z, 0.303% (c)
TOTAL SHORT TERM
INVESTMENT
(Cost $6,792)	6,792	$6,792

TOTAL INVESTMENTS
(Cost $3,079,691) – 97.8%		$3,208,721
Other Assets in
Excess of Liabilities – 2.2%		72,508
TOTAL NET
ASSETS – 100.0%		$3,281,229

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Foreign Domiciled.
(c)	The rate shown is the annualized seven-day effective yield as of April 30, 2016.
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

CG CORE BALANCED FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2016 (Unaudited)

ASSETS:
Investments, at value (cost $3,079,691)	$3,208,721
Cash	100
Receivable for fund shares sold	64,950
Receivable for investment securities sold	62,852
Dividends and interest receivable	4,417
Expense waiver/reimbursement
due from Adviser (Note 4)	24,824
Prepaid expenses	37,797
Total Assets	3,403,661

LIABILITIES:
Payable for investments purchased	67,848
Accrued expenses and other payables	54,584
Total Liabilities	122,432
NET ASSETS	$3,281,229

NET ASSETS CONSIST OF:
Capital stock	$3,463,531
Net unrealized appreciation on investments	129,030
Undistributed net investment income	6,808
Accumulated net realized loss
on investments	(318,140)
TOTAL NET ASSETS	$3,281,229

Institutional Class Shares:
Net Assets	$3,281,229
Shares issued and outstanding(1)	334,869
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE	$9.80

(1)	Unlimited shares authorized, with no par value.

CG CORE BALANCED FUND
STATEMENT OF OPERATIONS
For the six months ended April 30, 2016 (Unaudited)

INVESTMENT INCOME:
Dividend income	$24,145
Less: Foreign taxes withheld	(13)
Interest income	2,126
Total investment income	26,258

EXPENSES:
Administration and fund
accounting fees (Note 4)	39,064
Professional fees	12,738
Transfer agent fees and expenses (Note 4)	11,748
Investment advisory fees (Note 4)	10,730
Insurance expense	6,466
Compliance fees	3,818
Custody fees (Note 4)	3,544
Trustees’ fees and expenses	1,642
Reports to shareholders	1,454
Federal and state registration fees	880
Other expenses	456
Total expenses before
expense waiver/reimbursement	92,540
Expenses waived/reimbursed
by Adviser (Note 4)	(78,234)
Net expenses	14,306
NET INVESTMENT INCOME	11,952

REALIZED AND UNREALIZED
LOSS ON INVESTMENTS:
Net realized loss on
investment transactions	(161,186)
Change in unrealized
depreciation on investments	(30,460)
Net realized and unrealized
loss on investments	(191,646)
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(179,694)

The accompanying notes are an integral part of these financial statements.

CG CORE BALANCED FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2016	Year Ended
	(Unaudited)	October 31, 2015
OPERATIONS:
Net investment income	$11,952	$11,432
Net realized loss on investment transactions	(161,186)	(134,075)
Change in unrealized appreciation/depreciation on investments	(30,460)	100,792
Net decrease in net assets resulting from operations	(179,694)	(21,851)

CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	911,942	1,450,544
Proceeds from reinvestment of distributions	7,932	10,078
Payments for shares redeemed	(83,530)	(109,999)
Net increase in net assets from capital share transactions	836,344	1,350,623

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Institutional Class	(7,932)	(10,078)
From net realized gains:
Institutional Class	—	—
Total distributions to shareholders	(7,932)	(10,078)
TOTAL INCREASE IN NET ASSETS	648,718	1,318,694

NET ASSETS:
Beginning of period	2,632,511	1,313,817
End of period	$3,281,229	$2,632,511

UNDISTRIBUTED NET INVESTMENT INCOME	$6,808	$2,788

The accompanying notes are an integral part of these financial statements.

CG CORE BALANCED FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2016 (Unaudited)

1.   Organization
CG Funds Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated October 28, 2013. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CG Core Balanced Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to produce growth of capital, with a secondary objective of realization of current income through the receipt of interest or dividends.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.  The Fund commenced operations on December 31, 2013.  The Fund currently offers an Institutional Class of shares. The Investor Class shares are not currently available for purchase. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.   Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund intends to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the period ended April 30, 2016, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended April 30, 2016, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2016, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

Security Transactions and Investment Income – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.   Securities Valuation
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

CG CORE BALANCED FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2016 (Unaudited)

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Equity securities, including common stocks, exchange-traded funds (“ETFs”) and real estate investment trusts (“REITs”), that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.

Fixed Income Securities – Fixed income securities consist primarily of investment grade preferred stock, corporate bonds and U.S. government agency securities.  Preferred stock and closed-end funds primarily traded on a national securities exchange will be valued and classified within the fair value hierarchy following the same procedures outlined under Equity Securities above.  Corporate bonds, including listed issues, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in Level 2 of the fair value hierarchy.  U.S. government & agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government and agency securities are categorized in Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and/or valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset value per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2016:

				Total
	Level 1	Level 2	Level 3	Value
Common Stocks*	$2,907,370	$—	$—	$2,907,370
Preferred Stocks*	150,844	—	—	150,844
Corporate Bonds	—	97,620	—	97,620
Closed-End Fund	46,095	—	—	46,095
Short Term
Investment	6,792	—	—	6,792
	$3,111,101	$97,620	$—	$3,208,721

* Please refer to the Schedule of Investments for further industry breakout.

CG CORE BALANCED FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2016 (Unaudited)

Transfers between levels are recognized at the end of the reporting period.  During the period ended April 30, 2016, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.  Refer to the Schedule of Investments for further information on the industry classification of investments.

4.   Investment Advisory Fee And Other Transactions With Affiliates
The Trust has an agreement with Wall Street Management Corporation (“WSMC”, the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.75% of the Fund’s average daily net assets.  The Adviser has engaged CG Asset Management LLC (“CGAM”) to provide administrative and management services other than investment advisory services to the Trust and the Fund on behalf of the Adviser.  Pursuant to a management services agreement, the Adviser pays CGAM a monthly management services fee from its investment advisory fee.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.00% of average daily net assets of the Fund’s Institutional Class shares, subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed. Expenses waived and/or reimbursed by the Adviser may be recouped by the Adviser if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursements occurred. The Operating Expense Limitation Agreement will be in effect through at least February 28, 2026.  Prior to February 28, 2026, this Operating Expense Limitation Agreement cannot be terminated.  Waived and/or reimbursed fees and expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
10/31/19	$ 78,234
10/31/18	193,511
10/31/17	220,830

  Prior to April 27, 2015, CG Asset Management LLC (“CGAM”) served as investment adviser to the Fund and the Adviser served as the sub-adviser. The sub-adviser fees were paid by CGAM. The terms of the investment advisory agreement, including an operating expense limitation agreement, with CGAM were substantially similar to the provisions of the current Investment Advisory Agreement and Operating Expense Limitation Agreement. In particular, under the operating expense limitation agreement with CGAM, CGAM retained the right to receive reimbursement for fee reductions and/or expense payments made while CGAM served as investment adviser for a period of three years from the time that such fee reductions and/or expense payments were made.  CGAM waived all of its advisory fees for the Institutional Class and the Investor Class during the entire period that CGAM served as investment adviser.

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant. U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, and custody for the period ended April 30, 2016, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

5.   Distribution Costs
The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. Effective September 19, 2014, the Plan was suspended due to the closing of the Investor Class. The Plan permitted the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel

CG CORE BALANCED FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2016 (Unaudited)

involved in selling shares of the Fund. Payments made pursuant to the Plan will represent reimbursements for distribution and service activities.

6.   Shares of Common Stock
Transactions in shares of common stock were as follows:
	Six Months
	Ended	Year Ended
	April 30, 2016	October 31,
	(Unaudited)	2015
Institutional Class:
Shares sold	91,992	135,157
Shares issued to holders in
reinvestment of dividends	763	932
Shares redeemed	(8,521)	(10,102)
Net increase in
shares outstanding	84,234	125,987

7.   Investment Transactions
The aggregate purchases and sales of securities for the period ended April 30, 2016, excluding short-term investments, were $2,383,781 and $1,315,828, respectively.  There were no purchases or sales of long-term U.S. government securities.

8.   Income Tax Information
As of October 31, 2015, the Fund’s most recent fiscal year end, the components of accumulated earnings on a tax basis were as follows:

Cost of Investments	$2,487,566
Gross unrealized appreciation	$236,944
Gross unrealized depreciation	(84,796)
Net unrealized appreciation	$152,148
Undistributed ordinary income	$2,788
Undistributed long-term capital gain	$—
Total distributable earnings	$2,788
Other accumulated losses	$(149,612)
Total accumulated earnings	$5,324

The cost of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

As of October 31, 2015, the Fund had $148,186 in short-term capital loss carryovers, which will be permitted to be carried over for an unlimited period. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2015, the Fund did not defer any late year losses.

The tax character of distributions paid during the six months ended April 30, 2016, were as follows:

Ordinary	Long Term
Income	Capital Gains	Total
$7,932	$—	$7,932

The tax character of distributions paid during the year ended October 31, 2015, were as follows:

Ordinary	Long Term
Income	Capital Gains	Total
$10,078	$—	$10,078

9.    Control Ownership
  The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of April 30, 2016, Charles Schwab & Company, for the benefit of its customers, owned 99.82%.

10.  Guarantees And Indemnifications
  In the normal course of business, the Fund enters into contracts with its service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

CG CORE BALANCED FUND
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of common stock outstanding throughout the period.

	Six Months Ended				For the Period
	April 30, 2016		Year Ended		Inception(1) through
	(Unaudited)		October 31, 2015		October 31, 2014
Institutional Class

Per Share Data:
Net asset value, beginning of period	$10.50		$10.54		$10.00

Income from investment operations:
Net investment income(2)	0.04		0.07		0.01
Net realized and unrealized gains (losses) on investments	(0.71	)(3)	(0.04	)(3)	0.53
Total from investment operations	(0.67)		0.03		0.54

Less distributions from:
Net investment income	(0.03)		(0.07)		—
Net realized gains on investments	—		—		—
Total distributions	(0.03)		(0.07)		—
Net asset value, end of period	$9.80		$10.50		$10.54

Total return	-6.42	%(4)	0.29%		5.40	%(4)

Supplemental data and ratios:
Net assets, end of period (000’s)	$3,281		$2,633		$1,314
Ratio of operating expenses to average net assets,
before waiver/reimbursements	6.47	%(5)	11.78%		39.24	%(5)
Ratio of operating expenses to average net assets,
net of waiver/reimbursement	1.00	%(5)	1.00%		1.00	%(5)
Ratio of net investment income (loss) to average net assets,
before waivers/reimbursements	(4.63	)%(5)	(10.15)%		(37.80	)%(5)
Ratio of net investment income (loss) to average net assets,
net of waiver/reimbursement	0.84	%(5)	0.64%		0.44	%(5)
Portfolio turnover rate	47.21	%(4)	130.41%		83.53	%(4)
__________

(1)	Inception date of the Fund was December 31, 2013.
(2)	Per share amounts are calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

CG CORE BALANCED FUND
EXPENSE EXAMPLE
For the Period Ended April 30, 2016 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses.  If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in the Fund through a financial intermediary.  Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

			Expenses
			Paid
	Beginning	Ending	During
	Account	Account	Period(1)
	Value	Value	(11/1/15 to
	(11/1/15)	(4/30/16)	4/30/16)
Institutional Class
Actual(2)	$1,000.00	$ 935.80	$4.81
Institutional Class
Hypothetical
(5% return
before expenses)	1,000.00	1,019.89	5.02

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.00% multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended April 30, 2016 of (6.42)%.

CG CORE BALANCED FUND
ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of net assets)
April 30, 2016 (Unaudited)

CG CORE BALANCED FUND
ADDITIONAL INFORMATION (continued)
April 30, 2016 (Unaudited)

Availability of Proxy Voting Information
Information regarding how the Fund votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-855-460-2838 or by accessing the Fund’s website at www.cgfundstrust.com and the SEC’s website at www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available on the SEC’s website at www.sec.gov or by calling the toll-free number listed above.

Availability of Fund Portfolio Information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov, or by calling the Fund at 1-855-460-2838.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund will make its portfolio holdings information publicly available by posting the information at www.cgfundstrust.com on a monthly basis.

PRIVACY NOTICE

We recognize and respect the privacy of each of our investors and their expectations for confidentiality. The protection of investor information is of fundamental importance in our operation and we take seriously our responsibility to protect personal information.

We collect, retain and use information that assists us in providing the best service possible. This information comes from the following sources:

• Account applications and other required forms

• Written, oral, electronic or telephonic communications, and

• Transaction history from your account.

We only disclose personal nonpublic information to third parties as necessary and as permitted by law.

We restrict access to personal nonpublic information to employees, affiliates and service providers involved in servicing your account. We require that these entities limit the use of the information provided to the purposes for which it was disclosed and as permitted by law.

We maintain physical, electronic and procedural safeguards that comply with Federal standards to guard nonpublic personal information of our customers.

If you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

INVESTMENT ADVISER:
Wall Street Management Corporation
805 Third Avenue, Suite 1120
New York, New York 10022

TRUSTEES:
Robert P. Morse, Chairman
James L. Farrell, Ph.D.
Harlan K. Ullman, Ph.D.
Amb. Kurt D. Volker

PRINCIPAL OFFICERS:
Robert P. Morse, President & Chief Executive Officer
Michael R. Linburn, Executive Vice President,
  Secretary & Chief Compliance Officer
Jian H. Wang, Executive Vice President & Treasurer
I. Andrew McLaughlin, Executive Vice President

PRINCIPAL UNDERWRITER:
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN:
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

ADMINISTRATOR, TRANSFER AGENT,
AND DIVIDEND PAYING AGENT:
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

LEGAL COUNSEL:
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

CG CORE BALANCED FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-855-460-2838 (toll free)
http://www.cgfundstrust.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            CG Funds Trust

By (Signature and Title)*    /s/Robert P. Morse
Robert P. Morse, President & Chief Executive Officer

Date     July 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Robert P. Morse
Robert P. Morse, President & Chief Executive Officer

Date     July 6, 2016

By (Signature and Title)*    /s/Jian H. Wang
Jian H. Wang, Treasurer

Date     July 6, 2016

* Print the name and title of each signing officer under his or her signature.